Document and Entity Information	12 Months Ended
May 04, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	FIDELITY CONCORD STREET TRUST
Central Index Key	0000819118
Amendment Flag	false
Document Creation Date	Dec 11, 2012
Document Effective Date	Dec 11, 2012
Prospectus Date	Dec 11, 2012

Adv Inv | Spartan Extended Market Index Fund

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan Extended Market Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan International Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursement B		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan Extended Market Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan International Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursement B		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89

Adv Inv | Spartan International Index Fund

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan Extended Market Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan International Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursement B		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan Extended Market Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan International Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursement B		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89

Adv Inv | Spartan Total Market Index Fund

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan Extended Market Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan International Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursement B		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Total Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan Extended Market Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" for Spartan International Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursement B		0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage® Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 6
3 years	$ 32	$ 21
5 years	$ 56	$ 38
10 years	$ 128	$ 89

Inst Adv Inst | Spartan Extended Market Index Fund

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.015%
Total annual operating expenses	0.07%	0.06%
Fee waiver and/or expense reimbursement B	0.02%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.05%	0.045%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05% and 0.045%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 5	$ 5
3 years	$ 20	$ 17
5 years	$ 37	$ 32
10 years	$ 87	$ 75

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst Adv Inst | Spartan Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.015%
Total annual operating expenses	0.07%	0.06%
Fee waiver and/or expense reimbursement B	0.02%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.05%	0.045%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05% and 0.045%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 5	$ 5
3 years	$ 20	$ 17
5 years	$ 37	$ 32
10 years	$ 87	$ 75

Inst Adv Inst | Spartan International Index Fund

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.015%
Total annual operating expenses	0.07%	0.06%
Fee waiver and/or expense reimbursement B	0.02%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.05%	0.045%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05% and 0.045%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 5	$ 5
3 years	$ 20	$ 17
5 years	$ 37	$ 32
10 years	$ 87	$ 75

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst Adv Inst | Spartan International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.015%
Total annual operating expenses	0.07%	0.06%
Fee waiver and/or expense reimbursement B	0.02%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.05%	0.045%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05% and 0.045%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 5	$ 5
3 years	$ 20	$ 17
5 years	$ 37	$ 32
10 years	$ 87	$ 75

Inst Adv Inst | Spartan Total Market Index Fund

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.015%
Total annual operating expenses	0.07%	0.06%
Fee waiver and/or expense reimbursement B	0.02%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.05%	0.045%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05% and 0.045%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 5	$ 5
3 years	$ 20	$ 17
5 years	$ 37	$ 32
10 years	$ 87	$ 75

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst Adv Inst | Spartan Total Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
May 4, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee A	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.015%
Total annual operating expenses	0.07%	0.06%
Fee waiver and/or expense reimbursement B	0.02%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.05%	0.045%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05% and 0.045%. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 5	$ 5
3 years	$ 20	$ 17
5 years	$ 37	$ 32
10 years	$ 87	$ 75

Inst Adv Inst | Spartan 500 Index Fund

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.000%
Total annual operating expenses	0.050%	0.025%
Fee waiver and/or expense reimbursementA	0.010%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.040%	0.020%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 4	$ 2
3 years	$ 15	$ 7
5 years	$ 27	$ 13
10 years	$ 63	$ 31

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst Adv Inst | Spartan 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.000%
Total annual operating expenses	0.050%	0.025%
Fee waiver and/or expense reimbursementA	0.010%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.040%	0.020%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 4	$ 2
3 years	$ 15	$ 7
5 years	$ 27	$ 13
10 years	$ 63	$ 31

Adv Inv | Spartan 500 Index Fund

Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.045%
Total annual operating expenses	0.100%	0.070%
Fee waiver and/or expense reimbursement A	0.005%	0.020%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.095%	0.050%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.05%, respectively. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 5
3 years	$ 32	$ 20
5 years	$ 56	$ 37
10 years	$ 128	$ 87

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst1_SupplementTextBlock

Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.075%	0.045%
Total annual operating expenses	0.100%	0.070%
Fee waiver and/or expense reimbursement A	0.005%	0.020%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.095%	0.050%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.05%, respectively. These arrangements will remain in effect through April 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 5
3 years	$ 32	$ 20
5 years	$ 56	$ 37
10 years	$ 128	$ 87

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 11, 2012